SHARE BASED AND OTHER COMPENSATION (Details 2) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Shares, Outstanding at January 1, 2017	1,068,305
Number of Shares, Granted	1,313,845
Number of Shares, Vested and issued	(821,580)
Number of Shares, Forfeited	(311,418)
Number of Shares, Outstanding at June 30, 2017	1,249,152	1,068,305
Weighted Average Grant Date Price, Outstanding at January 1, 2017	$ 1.55
Weighted Average Grant Date Price, Granted	4.50
Weighted Average Grant Date Price, Vested and issued	(4.39)
Weighted Average Grant Date Price, Forfeited	(4.61)
Weighted Average Grant Date Price, Outstanding at June 30, 2017	$ 2.01	$ 1.55
Restricted Stock [Member]
Number of Shares, Outstanding at January 1, 2017	1,068,305	0
Number of Shares, Granted		1,780,052
Number of Shares, Vested and issued		(711,747)
Number of Shares, Forfeited		0
Number of Shares, Outstanding at June 30, 2017		1,068,305	0
Weighted Average Grant Date Price, Outstanding at January 1, 2017	$ 1.55	$ 0
Weighted Average Grant Date Price, Granted		1.54
Weighted Average Grant Date Price, Vested and issued		(1.75)
Weighted Average Grant Date Price, Forfeited		0
Weighted Average Grant Date Price, Outstanding at June 30, 2017		$ 1.55	$ 0
Restricted Stock Units (RSUs) [Member]
Number of Shares, Outstanding at January 1, 2017	149,584	186,900	163,067
Number of Shares, Granted		0	114,501
Number of Shares, Vested and issued	(139,585)	(10,834)	(77,835)
Number of Shares, Forfeited	0	(26,482)	(12,833)
Number of Shares, Outstanding at June 30, 2017	9,999	149,584	186,900
Weighted Average Grant Date Price, Outstanding at January 1, 2017	$ 10.56	$ 12.29	$ 24.40
Weighted Average Grant Date Price, Granted		0	9.00
Weighted Average Grant Date Price, Vested and issued	4.77	(18.75)	6.60
Weighted Average Grant Date Price, Forfeited	0	(16.15)	22.70
Weighted Average Grant Date Price, Outstanding at June 30, 2017	$ 1.60	$ 10.56	$ 12.29